SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	Apr. 01, 2021	Mar. 26, 2021	Feb. 03, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Common stock, par value				$ 0.01			$ 0.01	$ 0.01
Additional earnout shares receivable				128,717,911	120,194,456		119,906,637	121,463,700	122,953,562
Subsequent Event | Reorganization Agreement Member
Subsequent Event [Line Items]
Share price			$ 10.00
Per share merger consideration value, cash portion			$ 3,118,072
Proceeds from private placement used for payment of cash portion of per share merger consideration value			$ 300,000
Subsequent Event | Merger With Ftac Olympus Acquisition Corporation Member
Subsequent Event [Line Items]
Merger share exchange ratio			1
Subsequent Event | Payoneer Merger Member
Subsequent Event [Line Items]
Share price			$ 10.00
Threshold limit of cash portion of the per share merger consideration value as a percentage on total per share merger consideration value			15.00%
Subsequent Event | Earnout Shares Member | Reorganization Agreement Member
Subsequent Event [Line Items]
Additional earnout shares receivable			30,000,000
Subsequent Event | Scenario One Member | Earnout Shares Member | Reorganization Agreement Member
Subsequent Event [Line Items]
Percentage of earnout shares			50.00%
Number of months following the closing			30 months
Stock price trigger			$ 15.00
Threshold number of trading days			20 days
Threshold consecutive trading days			30 days
Subsequent Event | Scenario Two Member | Earnout Shares Member | Reorganization Agreement Member
Subsequent Event [Line Items]
Percentage of earnout shares			50.00%
Number of months following the closing			60 months
Stock price trigger			$ 17.00
Threshold number of trading days			20 days
Threshold consecutive trading days			30 days
Subsequent Event | 2017 Plan
Subsequent Event [Line Items]
Shares granted	37,000	37,000
Number of shares to be purchased for one option	1	1				1
Common stock, par value	$ 0.01	$ 0.01				$ 0.01
Subsequent Event | 2017 Plan | Restricted stock units
Subsequent Event [Line Items]
Shares granted						794,448
Subsequent Event | 2017 Plan | Employee Stock [Member]
Subsequent Event [Line Items]
Shares granted						2,877,446